DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Details)	9 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Prepaid expenses and other current assets	¥ 29,433,191			$ 4,134,456	¥ 27,402,834
Total current assets	126,538,828			17,774,804	66,639,674
Long-term investments					38,000,000
Other non-current assets	34,606,874			4,861,199	35,156,141
Total assets	462,532,211			64,971,515	456,927,265
Accrued expenses and other payables	45,416,644			6,379,639	56,372,960
Amounts due to related parties	6,512,186				10,027,404
Total current liabilities	386,132,449			54,239,704	354,495,409
Total liabilities	403,711,466			$ 56,709,014	377,281,073
Net revenues	178,985,729	$ 25,141,976	¥ 167,144,553
Net loss	(21,743,669)	(3,054,315)	(49,336,883)
Net cash used in operating activities	(19,771,177)	(2,777,242)	(3,767,260)
Net cash used in investing activities	47,539,193	6,677,791	(18,823,960)
Net cash provided by financing activities	32,403,119	$ 4,551,639	1,877,085
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Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Cash	392,676				360,788
Total current assets	392,676				360,788
Long-term investments	32,958,456				42,537,827
Other non-current assets	10,000				10,000
Total assets	33,361,132				42,908,615
Accrued expenses and other payables	69,988				117,920
Amounts due to related parties	67,417,253				66,217,253
Total current liabilities	67,487,241				66,335,173
Total liabilities	67,487,241				¥ 66,335,173
Net revenues			4,236
Net loss	(10,699,551)		(12,711,699)
Net cash used in operating activities	(1,168,112)		(1,145,142)
Net cash provided by financing activities	¥ 1,200,000		¥ 1,200,000